CONSOLIDATED BALANCE SHEET (Unaudited) - USD ($)	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 56,201		$ 113,168	$ 36,223
Accounts receivable, net of allowance for doubtful accounts of $3,967 and $5,019, respectively	111,676		0	63,593
Other receivables	14,876		14,876	14,876
Inventory	861,652		660,504	686,922
Other current assets	7,518		5,572	2,943
Total current assets	1,051,923		794,120	804,557
NON-CURRENT ASSETS
Property, plant and equipment, net	178,230		167,872	142,406
Right-of-use asset, net	875,970		912,993	338,304
Intangible property, net	79,441		69,488	77,663
Goodwill	1,275,938
Note receivable, net of allowance $1,500,000 and $0, respectively
Deposit	6,500		6,500	6,500
Total non-current assets	2,416,079		1,156,853	564,873
Total assets	3,468,002		1,950,973	1,369,430
CURRENT LIABILITIES
Accounts payable	257,846		208,599	23,438
Amounts owed to customers			10,508
Credit card payables	6,544		19,469	5,364
Current note payable - related party	9,000		12,000	12,000
Current lease liability	112,383		149,407	71,032
Convertible debt	1,200,000		900,000
Derivative liability	627,018		361,152
Accrued compensation	318,958		257,500
Accrued stock compensation	1,386,497		1,386,497	1,386,500
Accrued liabilities	105,033		81,624	17,312
Total current liabilities	4,023,279		3,386,756	1,515,646
NON-CURRENT LIABILITIES
Line of credit	398,470		398,470	398,470
Line of credit - related party	1,498,151		1,495,151	1,092,151
Note payable - related party, net of current	56,000		56,000	68,000
Note payable	642,282
PPP note payable	212,648		95,161
Lease liability, net of current	763,587		763,586	286,139
Total liabillities	7,594,417		6,195,124	3,360,406
COMMITMENTS AND CONTINGENCIES (NOTE 13)
STOCKHOLDERS' DEFICIT
Common Stock, $.00001 par value, 2,500,000,000 authorized, 825,726,839 and 786,308,041, issued and outstanding, respectively	8,257		7,863	7,640
Additional paid-in capital - warrants	1,334,136		281,565
Additional paid-in capital	5,630,762		4,746,447	4,155,775
Accumulated deficit	(11,099,579)		(9,280,036)	(6,154,441)
Total stockholders' deficit	(4,126,415)		(4,244,151)	(1,990,976)
Total liabilities and stockholders' deficit	3,468,002		1,950,973	1,369,430
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, value	0		0	40
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, value	5		5	5
Series C Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, value	0		0	0
Series D Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, value	$ 5		5	5
S and S Beverage [Member]
CURRENT ASSETS
Cash and cash equivalents				30,075
Accounts receivable, net of allowance for doubtful accounts of $3,967 and $5,019, respectively		9,438	9,438	81,094
Inventory		240,797	240,797	254,996
Total current assets		250,235	250,235	366,165
NON-CURRENT ASSETS
Property, plant and equipment, net		12,200	12,200	13,168
Total assets		262,435	262,435	379,333
CURRENT LIABILITIES
Accounts payable and accrued liabilities		55,553	78,782	105,603
Outstanding checks		23,058	6,362
Interest payable		11,915	11,915
Due to customers		19,667	19,667	47,553
Current note payable - related party		811,761	801,761	78,760
Total current liabilities		921,954	918,487	231,916
NON-CURRENT LIABILITIES
Note payable - related party, net of current				200,000
Total liabillities		921,954	918,487	431,916
STOCKHOLDERS' DEFICIT
Common Stock, $.00001 par value, 2,500,000,000 authorized, 825,726,839 and 786,308,041, issued and outstanding, respectively		300,500	300,500	300,500
Additional paid-in capital		437,701	437,701	412,701
Accumulated deficit		(1,397,720)	(1,394,253)	(765,784)
Total stockholders' deficit		(659,519)	(656,052)	(52,583)
Total liabilities and stockholders' deficit		$ 262,435	$ 262,435	$ 379,333